SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) shares in Billions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Allowance for doubtful accounts	$ 26,000		$ 26,000		$ 45,833	$ 46,023
Inventory reserve balance					598,392	584,269
Patent activity costs					156	8,616
Patents, net of amortization	402,700		402,700		439,836	813,397
Impairment of long-lived assets					0	0
Revenues	380,488	$ 50,062	545,646	$ 54,152	66,613	638,380
Research, development and manufacturing operations	$ 901,850	$ 176,067	$ 1,629,886	$ 335,532	1,165,193	1,310,948
Advertising Expense					$ 3,559	$ 2,465
Shares omitted from loss per share, anti-dilutive			145.0	60.0	19.5	44.8
Net income (loss) for purposes of computing diluted EPS			$ 456,486	$ 2,353,444
Government Research and Development
Finite Lived Intangible Assets [Line Items]
Revenues					$ 0	$ 0
Patents
Finite Lived Intangible Assets [Line Items]
Amortization expense					45,920	57,649
Patents, net of amortization					439,836	813,397
Patents | Awarded Patents
Finite Lived Intangible Assets [Line Items]
Patents, net of amortization					103,740	149,660
Patents | Patent Applications to be Filed
Finite Lived Intangible Assets [Line Items]
Patents, net of amortization					$ 663,892	$ 663,736
Minimum
Finite Lived Intangible Assets [Line Items]
Useful life					3 years
Maximum
Finite Lived Intangible Assets [Line Items]
Useful life					40 years
Previously Reported
Finite Lived Intangible Assets [Line Items]
Allowance for doubtful accounts					$ 45,883